Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Value Index Fund
Class Name	Fidelity® Large Cap Value Index Fund
Trading Symbol	FLCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 23% and contributed most to the fund's performance for the fiscal year. Consumer staples stocks also helped (+17%). Utilities rose roughly 21%, industrials gained approximately 6%, lifted by the capital goods industry (+9%), and communication services advanced about 17%. Other contributors included the real estate (+16%), information technology (+3%) and consumer discretionary (+3%) sectors.
•Conversely, energy returned -11% and detracted most. Health care (-1%), hampered by the pharmaceuticals, biotechnology & life sciences industry (-3%), and materials (-4%) also hurt.
•Turning to individual stocks, the biggest contributor was Berkshire Hathaway (+34%), from the financial services industry. Another notable contributor was Walmart (+66%), a stock in the consumer staples distribution & retail category. JPMorgan Chase (+30%), a stock in the banks industry, helped. In food, beverage & tobacco, Philip Morris International (+89%) helped. Lastly, AT&T (+73%), a stock in the telecommunication services industry, also boosted the fund.
•In contrast, the biggest detractor was UnitedHealth Group (-14%), from the health care equipment & services category. In pharmaceuticals, biotechnology & life sciences, Thermo Fisher Scientific returned approximately -24% and hurt the fund. ConocoPhillips (-27%) and Exxon Mobil (-8%), within the energy sector, hindered the fund. Lastly, in semiconductors & semiconductor equipment, Intel returned roughly -33% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2016 through April 30, 2025. Initial investment of $10,000. Fidelity® Large Cap Value Index Fund $10,000 $11,348 $12,205 $13,321 $11,850 $17,294 $17,514 $17,720 $20,110 $21,824 Russell 1000® Value Index $10,000 $11,355 $12,207 $13,314 $11,848 $17,289 $17,516 $17,729 $20,108 $21,828 Russell 1000® Index $10,000 $11,501 $13,015 $14,750 $14,763 $22,068 $21,605 $21,997 $27,017 $30,244 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Large Cap Value Index Fund 8.52% 12.99% 9.16% Russell 1000® Value Index 8.55% 13.00% 9.17% Russell 1000® Index 11.94% 15.42% 13.24% A From June 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,569,753,709
Holdings Count | shares	873
Advisory Fees Paid, Amount	$ 3,244,299
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,569,753,709
Number of Holdings	873
Total Advisory Fee	$3,244,299
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Industrials 14.4 Health Care 14.2 Information Technology 8.7 Consumer Staples 8.5 Energy 6.3 Consumer Discretionary 5.9 Utilities 4.9 Real Estate 4.8 Communication Services 4.5 Materials 4.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 98.9 Ireland 0.8 Canada 0.1 Bailiwick Of Jersey 0.1 Bermuda 0.1 United Kingdom 0.0 Brazil 0.0 Puerto Rico 0.0 Belgium 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.9 Ireland - 0.8 Canada - 0.1 Bailiwick Of Jersey - 0.1 Bermuda - 0.1 United Kingdom - 0.0 Brazil - 0.0 Puerto Rico - 0.0 Belgium - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Berkshire Hathaway Inc Class B 4.0 JPMorgan Chase & Co 2.9 Exxon Mobil Corp 2.0 Walmart Inc 1.7 Johnson & Johnson 1.7 UnitedHealth Group Inc 1.6 Procter & Gamble Co/The 1.3 Bank of America Corp 1.2 Philip Morris International Inc 1.1 Wells Fargo & Co 1.1 18.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Index Fund
Class Name	Fidelity® Mid Cap Index Fund
Trading Symbol	FSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 18% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+18%), benefiting from the software & services industry (+53%). Utilities rose 28%, real estate gained about 13%, lifted by the equity real estate investment trusts industry (+13%), and communication services advanced roughly 18%. Other contributors included the industrials (+4%), energy (+4%) and consumer discretionary (+0%) sectors.
•In contrast, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-14%). Materials (-11%) and consumer staples (-3%), especially the food, beverage & tobacco industry (-9%), also hurt.
•Turning to individual stocks, the top contributor was Palantir Technologies (+439%), from the software & services category. From the same group, AppLovin (+282%) and MicroStrategy (+176%) contributed. In capital goods, Howmet Aerospace gained 108% and lifted the fund. Lastly, Williams Companies (+59%), from the energy sector, also boosted the fund.
•Conversely, the biggest detractor was Super Micro Computer (-61%), from the technology hardware & equipment category. Microchip Technology (-49%), a stock in the semiconductors & semiconductor equipment group, hurt the fund. In health care equipment & services, Dexcom returned -44% and detracted. Halliburton, within the energy sector, returned -46% and hurt the fund's performance. Lastly, in materials, Dow (-40%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Mid Cap Index Fund $10,000 $9,787 $11,422 $12,693 $14,048 $12,645 $20,180 $18,944 $18,631 $21,675 $23,261 Russell Midcap® Index $10,000 $9,786 $11,420 $12,696 $14,053 $12,648 $20,182 $18,951 $18,631 $21,677 $23,267 Russell 3000® Index $10,000 $9,982 $11,837 $13,382 $15,079 $14,922 $22,520 $21,819 $22,146 $27,085 $30,174 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mid Cap Index Fund 7.32% 12.96% 8.81% Russell Midcap® Index 7.33% 12.96% 8.81% Russell 3000® Index 11.40% 15.12% 11.68% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,720,699,375
Holdings Count | shares	810
Advisory Fees Paid, Amount	$ 9,016,812
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$37,720,699,375
Number of Holdings	810
Total Advisory Fee	$9,016,812
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 16.8 Financials 16.6 Information Technology 14.0 Consumer Discretionary 9.9 Health Care 9.1 Real Estate 7.8 Utilities 6.3 Energy 5.2 Materials 5.2 Consumer Staples 5.1 Communication Services 3.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 98.8 Brazil 0.4 Korea (South) 0.2 Canada 0.2 Bailiwick Of Jersey 0.1 Bermuda 0.1 United Kingdom 0.1 Puerto Rico 0.1 Belgium 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.8 Brazil - 0.4 Korea (South) - 0.2 Canada - 0.2 Bailiwick Of Jersey - 0.1 Bermuda - 0.1 United Kingdom - 0.1 Puerto Rico - 0.1 Belgium - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 2.3 MicroStrategy Inc Class A 0.8 Arthur J Gallagher & Co 0.7 Williams Cos Inc/The 0.6 AppLovin Corp Class A 0.6 Howmet Aerospace Inc 0.6 Digital Realty Trust Inc 0.6 AFLAC Inc 0.5 Bank of New York Mellon Corp/The 0.5 Hilton Worldwide Holdings Inc 0.5 7.7
Fidelity Flex Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Mid Cap Index Fund
Class Name	Fidelity Flex® Mid Cap Index Fund
Trading Symbol	FLAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 18% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped, gaining roughly 18% and benefiting from the software & services industry (+53%). The utilities sector rose about 28%. Real estate (+14%) also contributed, lifted by the equity real estate investment trusts industry (+13%). Other contributors included the communication services (+18%), industrials (+4%) and energy (+4%) sectors.
•In contrast, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-14%). Materials (-11%) also hurt. Other detractors were the consumer staples (-3%) sector, held back by the food, beverage & tobacco industry (-9%), and the consumer discretionary (0%) sector, especially the consumer durables & apparel industry (-8%).
•Turning to individual stocks, the top contributor was Palantir Technologies (+439%), from the software & services category. Within the same category, AppLovin (+281%) and MicroStrategy (+176%) boosted the fund. Another notable contributor was Howmet Aerospace (+108%), a stock in the capital goods industry. Lastly, Williams Companies, within the energy sector, gained 59% and also lifted the fund.
•Conversely, the biggest detractor was Super Micro Computer (-61%), from the technology hardware & equipment category. Microchip Technology (-49%), from the semiconductors & semiconductor equipment category, hindered the fund. Dexcom, within the health care equipment & services group, returned -44% and hurt the fund. Halliburton (-46%), a stock in the energy sector, hurt the fund's performance. Lastly, Dow (-40%), from the materials sector, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through April 30, 2025. Initial investment of $10,000. Fidelity Flex® Mid Cap Index Fund $10,000 $10,190 $11,330 $12,548 $11,309 $18,053 $16,954 $16,680 $19,409 Russell Midcap® Index $10,000 $10,192 $11,330 $12,542 $11,288 $18,012 $16,913 $16,627 $19,345 Russell 1000® Index $10,000 $10,116 $11,449 $12,975 $12,986 $19,411 $19,004 $19,349 $23,765 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Mid Cap Index Fund 7.31% 12.99% 9.42% Russell Midcap® Index 7.33% 12.96% 9.38% Russell 1000® Index 11.94% 15.42% 12.76% A From March 9, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 495,172,449
Holdings Count | shares	812
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$495,172,449
Number of Holdings	812
Total Advisory Fee	$0
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 16.9 Financials 16.7 Information Technology 14.0 Consumer Discretionary 9.9 Health Care 9.1 Real Estate 7.8 Utilities 6.3 Energy 5.2 Materials 5.2 Consumer Staples 5.1 Communication Services 3.6 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.7 Brazil 0.5 Korea (South) 0.2 Canada 0.2 Bailiwick Of Jersey 0.1 Bermuda 0.1 United Kingdom 0.1 Puerto Rico 0.1 Belgium 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 Brazil - 0.5 Korea (South) - 0.2 Canada - 0.2 Bailiwick Of Jersey - 0.1 Bermuda - 0.1 United Kingdom - 0.1 Puerto Rico - 0.1 Belgium - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 2.2 MicroStrategy Inc Class A 0.8 Arthur J Gallagher & Co 0.7 Williams Cos Inc/The 0.6 AppLovin Corp Class A 0.6 Howmet Aerospace Inc 0.6 Digital Realty Trust Inc 0.6 AFLAC Inc 0.5 Bank of New York Mellon Corp/The 0.5 Hilton Worldwide Holdings Inc 0.5 7.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Growth Index Fund
Class Name	Fidelity® Large Cap Growth Index Fund
Trading Symbol	FSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, information technology gained 16% and contributed most to the fund's performance for the fiscal year. Communication services, which gained about 18%, also helped, benefiting from the media & entertainment industry (+18%), as did consumer discretionary, which advanced 13%. The financials sector rose approximately 22%, boosted by the financial services industry (+21%), while industrials gained 14% and health care advanced 5%. Other contributors included the consumer staples (+9%), real estate (+25%), energy (+23%), utilities (+50%) and materials (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Apple (+25%), from the technology hardware & equipment group. Nvidia (+26%) and Broadcom (+50%), within the semiconductors & semiconductor equipment industry, boosted the fund. In automobiles & components, Tesla gained 54% and lifted the fund. Lastly, Meta Platforms (+28%), from the media & entertainment category, also contributed.
•In contrast, the biggest detractor was Merck (-32%), from the pharmaceuticals, biotechnology & life sciences group. Advanced Micro Devices (-39%) and Applied Materials (-23%), from the semiconductors & semiconductor equipment group, hurt. In software & services, Adobe (-19%) detracted. Lastly, Alphabet, within the media & entertainment group, returned -2% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2016 through April 30, 2025. Initial investment of $10,000. Fidelity® Large Cap Growth Index Fund $10,000 $11,634 $13,832 $16,230 $17,990 $27,226 $25,757 $26,356 $34,750 $39,775 Russell 1000® Growth Index $10,000 $11,645 $13,853 $16,268 $18,030 $27,300 $25,840 $26,444 $34,853 $39,917 Russell 1000® Index $10,000 $11,501 $13,015 $14,750 $14,763 $22,068 $21,605 $21,997 $27,017 $30,244 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Large Cap Growth Index Fund 14.46% 17.20% 16.78% Russell 1000® Growth Index 14.53% 17.23% 16.82% Russell 1000® Index 11.94% 15.42% 13.24% A From June 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,225,667,730
Holdings Count | shares	397
Advisory Fees Paid, Amount	$ 10,042,570
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$31,225,667,730
Number of Holdings	397
Total Advisory Fee	$10,042,570
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.5 Consumer Discretionary 14.6 Communication Services 12.8 Health Care 7.8 Financials 7.5 Industrials 4.9 Consumer Staples 3.8 Materials 0.6 Real Estate 0.6 Energy 0.5 Utilities 0.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.7 Brazil 0.2 Korea (South) 0.1 Mexico 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Brazil - 0.2 Korea (South) - 0.1 Mexico - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.4 Microsoft Corp 10.7 NVIDIA Corp 9.2 Amazon.com Inc 6.4 Meta Platforms Inc Class A 4.0 Alphabet Inc Class A 3.4 Broadcom Inc 3.3 Tesla Inc 3.1 Alphabet Inc Class C 2.8 Eli Lilly & Co 2.8 57.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Small Cap Index Fund
Class Name	Fidelity Flex® Small Cap Index Fund
Trading Symbol	FLXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 16% and contributed most to the fund's performance for the fiscal year. Consumer staples stocks also helped, gaining roughly 29%. The utilities sector rose approximately 16%. Other contributors included the real estate (+5%), industrials (+2%) and communication services (+5%) sectors.
•In contrast, energy returned about -32% and detracted most. Consumer discretionary (-9%) and health care (-2%), especially the pharmaceuticals, biotechnology & life sciences industry (-3%), also hurt. Other detractors included the materials (-6%) and information technology (-1%) sectors.
•Turning to individual stocks, the biggest contributor was Sprouts Farmers Market (+159%), from the consumer staples distribution & retail group. Another notable contributor was Insmed (+191%), a stock in the pharmaceuticals, biotechnology & life sciences category. Rocket Lab, within the capital goods group, gained 479% and lifted the fund. Carpenter Technology (+129%), from the materials sector, boosted the fund. Lastly, in consumer discretionary distribution & retail, Carvana gained 55% and also lifted the fund.
•Conversely, the biggest detractor was Atkore (-63%), from the capital goods category. Another notable detractor was Vaxcyte (-41%), a stock in the pharmaceuticals, biotechnology & life sciences category. Lastly, PBF Energy (-67%), Murphy Oil (-52%) and SM Energy (-52%), from the energy sector, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through April 30, 2025. Initial investment of $10,000. Fidelity Flex® Small Cap Index Fund $10,000 $10,310 $11,519 $12,052 $10,096 $17,670 $14,688 $14,180 $16,090 Russell 2000® Index $10,000 $10,316 $11,506 $12,037 $10,064 $17,603 $14,634 $14,100 $15,978 Russell 3000® Index $10,000 $10,131 $11,453 $12,906 $12,771 $19,274 $18,674 $18,955 $23,182 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Small Cap Index Fund 0.96% 9.98% 6.13% Russell 2000® Index 0.87% 9.88% 6.03% Russell 3000® Index 11.40% 15.12% 12.35% A From March 9, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 450,996,065
Holdings Count | shares	1,946
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$450,996,065
Number of Holdings	1,946
Total Advisory Fee	$0
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Industrials 17.3 Health Care 17.1 Information Technology 12.6 Consumer Discretionary 9.1 Real Estate 6.2 Energy 4.6 Materials 3.8 Consumer Staples 3.3 Utilities 3.3 Communication Services 2.4 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.0 Canada 0.6 Puerto Rico 0.3 Thailand 0.3 Brazil 0.3 Norway 0.2 Cameroon 0.2 Bermuda 0.1 India 0.1 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 Canada - 0.6 Puerto Rico - 0.3 Thailand - 0.3 Brazil - 0.3 Norway - 0.2 Cameroon - 0.2 Bermuda - 0.1 India - 0.1 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sprouts Farmers Market Inc 0.7 Insmed Inc 0.6 FTAI Aviation Ltd 0.6 Carpenter Technology Corp 0.5 Applied Industrial Technologies Inc 0.5 SouthState Corp 0.5 Mueller Industries Inc 0.4 Rocket Lab USA Inc Class A 0.4 Halozyme Therapeutics Inc 0.4 ExlService Holdings Inc 0.4 5.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Index Fund
Class Name	Fidelity® Small Cap Index Fund
Trading Symbol	FSSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 3	0.02%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, financials gained 16% and contributed most to the fund's performance for the fiscal year. Consumer staples stocks also helped, gaining about 28%. The utilities sector rose roughly 16%. Real estate (+5%) also contributed, lifted by the equity real estate investment trusts industry (+6%). Other contributors included the industrials (+2%), communication services (+5%) and information technology (-1%) sectors.
•In contrast, energy returned about -32% and detracted most. Consumer discretionary (-9%) also hurt. Other detractors were the health care (-2%) sector, held back by the pharmaceuticals, biotechnology & life sciences industry (-3%), and the materials (-6%) sector.
•Turning to individual stocks, the biggest contributor was Sprouts Farmers Market (+159%), from the consumer staples distribution & retail category. In pharmaceuticals, biotechnology & life sciences, Insmed (+191%) contributed. Rocket Lab (+480%), from the capital goods group, contributed. Carpenter Technology (+129%), a stock in the materials sector, helped. Lastly, Carvana (+55%), a stock in the consumer discretionary distribution & retail group, also helped.
•Conversely, the biggest detractor was Atkore (-63%), from the capital goods group. Vaxcyte, within the pharmaceuticals, biotechnology & life sciences group, returned -41% and hindered the fund. Lastly, PBF Energy (-67%), Murphy Oil (-52%) and SM Energy (-52%), from the energy sector, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Small Cap Index Fund $10,000 $9,431 $11,874 $13,267 $13,895 $11,635 $20,355 $16,917 $16,332 $18,529 $18,721 Russell 2000® Index $10,000 $9,406 $11,816 $13,179 $13,787 $11,527 $20,163 $16,762 $16,151 $18,302 $18,462 Russell 3000® Index $10,000 $9,982 $11,837 $13,382 $15,079 $14,922 $22,520 $21,819 $22,146 $27,085 $30,174 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Index Fund 1.03% 9.98% 6.47% Russell 2000® Index 0.87% 9.88% 6.32% Russell 3000® Index 11.40% 15.12% 11.68% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,709,030,915
Holdings Count | shares	1,948
Advisory Fees Paid, Amount	$ 6,547,695
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$23,709,030,915
Number of Holdings	1,948
Total Advisory Fee	$6,547,695
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Industrials 17.4 Health Care 17.0 Information Technology 12.5 Consumer Discretionary 9.1 Real Estate 6.1 Energy 4.6 Materials 3.8 Consumer Staples 3.3 Utilities 3.2 Communication Services 2.5 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.0 Canada 0.6 Puerto Rico 0.3 Thailand 0.3 Brazil 0.3 Norway 0.2 Cameroon 0.2 Bermuda 0.1 India 0.1 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 Canada - 0.6 Puerto Rico - 0.3 Thailand - 0.3 Brazil - 0.3 Norway - 0.2 Cameroon - 0.2 Bermuda - 0.1 India - 0.1 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sprouts Farmers Market Inc 0.8 Insmed Inc 0.6 FTAI Aviation Ltd 0.6 Carpenter Technology Corp 0.5 Applied Industrial Technologies Inc 0.5 SouthState Corp 0.5 Mueller Industries Inc 0.5 Rocket Lab USA Inc Class A 0.4 Halozyme Therapeutics Inc 0.4 ExlService Holdings Inc 0.4 5.2
Fidelity Series Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Growth Index Fund
Class Name	Fidelity® Series Large Cap Growth Index Fund
Trading Symbol	FHOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, information technology gained 16% and contributed most to the fund's performance for the fiscal year. Communication services, which gained roughly 18%, also helped, benefiting from the media & entertainment industry (+18%), as did consumer discretionary, which advanced 13%. The financials sector rose about 22%, boosted by the financial services industry (+21%), while industrials gained 14% and health care advanced 5%. Other contributors included the consumer staples (+9%), real estate (+25%), energy (+22%), utilities (+50%) and materials (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Apple (+25%), from the technology hardware & equipment category. In semiconductors & semiconductor equipment, Nvidia (+26%) and Broadcom (+50%) contributed. In automobiles & components, Tesla gained roughly 54% and helped. Lastly, Meta Platforms, within the media & entertainment group, gained approximately 27% and also boosted the fund.
•Conversely, the biggest detractor was Merck (-32%), from the pharmaceuticals, biotechnology & life sciences category. In semiconductors & semiconductor equipment, Advanced Micro Devices (-39%) and Applied Materials (-24%) hurt the fund. In software & services, Adobe (-19%) hurt. Lastly, in media & entertainment, Alphabet returned -2% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through April 30, 2025. Initial investment of $10,000. Fidelity® Series Large Cap Growth Index Fund $10,000 $10,597 $11,738 $17,749 $16,801 $17,203 $22,692 $25,987 Russell 1000® Growth Index $10,000 $10,588 $11,735 $17,768 $16,818 $17,211 $22,684 $25,980 Russell 1000® Index $10,000 $10,462 $10,471 $15,652 $15,324 $15,603 $19,163 $21,452 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Large Cap Growth Index Fund 14.52% 17.23% 15.30% Russell 1000® Growth Index 14.53% 17.23% 15.30% Russell 1000® Index 11.94% 15.42% 12.05% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,752,226,354
Holdings Count | shares	397
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,752,226,354
Number of Holdings	397
Total Advisory Fee	$0
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.4 Consumer Discretionary 14.6 Communication Services 12.8 Health Care 7.8 Financials 7.5 Industrials 4.9 Consumer Staples 3.8 Materials 0.6 Real Estate 0.6 Energy 0.5 Utilities 0.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.7 Brazil 0.2 Korea (South) 0.1 Mexico 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Brazil - 0.2 Korea (South) - 0.1 Mexico - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.4 Microsoft Corp 10.7 NVIDIA Corp 9.2 Amazon.com Inc 6.4 Meta Platforms Inc Class A 4.0 Alphabet Inc Class A 3.4 Broadcom Inc 3.3 Tesla Inc 3.1 Alphabet Inc Class C 2.8 Eli Lilly & Co 2.8 57.1